Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Provision

The components of the income tax provision are as follows:

	Year Ended December 31,
	2012	2011 - Restated
Current:
Federal	$(3,926)	$-
State	(1,036)	-
Total current	(4,962)	-
Deferred:
Federal	(2,490,852)	(1,935,400)
State	(690,124)	(536,230)
Total deferred	(3,180,976)	(2,471,630)
	$(3,185,938)	$(2,471,630)

Reconciliation of Income Tax Expense

The reconciliation of income tax attributable to operations computed at the U.S. Federal statutory income tax rate of 35% for 2012 and for 2011 to income tax expense is as follows:

	Year Ended December 31,
	2012	2011 - Restated

Statutory Federal tax rate	-35.0%	-35.0%
Increase (decrease) in tax rate resulting from:
Derivative Revaluation Expense and other	16.0%	3.3%
State taxes, net of federal benefit	-5.8%	-5.3%
Nondeductible meals & entertainment expense	-0.1%	-0.1%
Effective tax rate	-24.9%	-37.1%

Components of Deferred Tax Assets

Deferred tax components are as follows:

	At December 31,
	2012	2011 - Restated

Deferred tax assets:
Accrued liability for payroll and vacation	$259,748	$300,170
Bad debt reserve	61,336	-
R&D credits	140,008	-
Net Operating Loss	5,299,027	2,518,607
Stock Compensation Expense	1,052,118	622,568
Total deferred tax assets	6,812,237	3,441,345
Valuation allowance	-	-
Net deferred tax assets	6,812,237	3,441,345

Deferred tax liabilities:
Depreciation	(1,076,965)	(817,402)
481(a) Adjustment - Cash To Accrual	(69,648)	(139,296)
Total deferred tax liabilities	(1,146,613)	(956,698)

Net deferred tax assets	$5,665,624	$2,484,647